Collateralized transactions - Assets owned, pledged as collateral ,primarily to stock exchanges and clearing organizations (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 4,207,389	¥ 3,976,064
Non-trading debt securities	[1]	15,896	94,421
Investments in and advances to affiliated companies	[2]	16,124	14,976
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		326,398	212,165
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,134,816	1,238,863
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		86,034	151,454
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		2,626,708	2,360,053
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets	[3]	12,391	12,959
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 21,042	¥ 570

[1]	Non-trading debt securities are primarily Japanese municipal securities issued by prefectures or ordinance-designated city.
[2]	Investments in and advances to affiliated companies comprise shares in Nomura Research Institute, Ltd.
[3]	Includes collateralized loan obligations (“CLOs”) and asset-backed securities (“ABSs”) such as those secured on credit card loans, auto loans and student loans.